/Securities and Exchange Commission
Washington, D.C.
Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending December 31,  2000

MFS Charter Income Trust
Date
Identification of Security
Shares
Repurchased
Repurchase Price
NAV
Broker
12/11
Shares of Beneficial Interest
125000
8.5625
9.29


Merrill Lynch
12/28
Shares of Beneficial Interest
30000
8.5625
9.38

Merrill Lynch
12/29
Shares of Beneficial Interest
2000
8.5625
9.39

Merrill Lynch
12/29
Shares of Beneficial Interest
75000
8.5625
9.39
Merrill Lynch







































































































Total Shares Repurchased:  232,000
Remarks:	None.

MFS Charter Income Trust
by: James O. Yost
	James O. Yost
	Treasurer